Deposits (Tables)	12 Months Ended
Dec. 31, 2019
Banking And Thrift [Abstract]
Schedule of Composition of Time Deposits

The composition of deposits at December 31, 2019 and 2018 is as follows:

	2019		2018
	Amount	Percentage of Total	Amount	Percentage of Total
	(dollars in thousands)
Demand noninterest-bearing	$150,283	26%	$129,714	23%
Interest checking and money market	263,136	45%	324,391	57%
Savings	57,136	10%	54,784	10%
Time deposits $250,000 and over	55,682	9%	7,920	1%
Other time deposits	59,641	10%	50,092	9%
Total	$585,878	100%	$566,901	100%

Maturities of Fixed-Rate Time Deposits

The maturities of fixed-rate time deposits at December 31, 2019 are reflected in the table below:

	Time Deposits	Other
Year ending December 31,	$250,000 and Over	Time Deposits
	(dollars in thousands)
2020	53,866	39,650
2021	1,507	15,522
2022	309	2,977
2023	—	610
2024	—	882
Thereafter	—	—
Total	$55,682	$59,641